Ordinary Shares (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 13, 2025	Apr. 29, 2025
Class of Stock [Line Items]
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares				112,744,651
Treasury shares, shares issued		527,147	527,147	4,224,356	6,454,198
Ordinary shares, shares issued		2,676,468	2,676,468
Fair value amount (in Dollars)	$ 513,080,828
Total fair value (in Dollars)							$ 1,442,999
Public warrants amount (in Dollars)		$ 9,252,946
Proceeds transfer amount (in Dollars)			$ 36,268,820
Deferred offering cost (in Dollars)		$ 11,406,759	11,406,759
Net proceeds amount (in Dollars)			430,066
Trust account (in Dollars)			366,702
Cash received from closing the business combination (in Dollars)			63,364
Other expense (in Dollars)			$ 10,976,693
Reserved for future vesting		527,147	527,147	4,224,356
Public Warrants [Member]
Class of Stock [Line Items]
Shares of public warrants	10,479,990
Employee Options [Member]
Class of Stock [Line Items]
Treasury shares, shares outstanding				7,241,955
Treasury shares, shares issued				7,241,955
Vested RSAs [Member]
Class of Stock [Line Items]
Treasury shares, shares outstanding					5,012,112
Treasury shares, shares issued		10,939,165	10,939,165		5,012,112
Class A ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued		401,599,619	401,599,619	143,531,581	143,531,581
Ordinary shares, shares outstanding		401,072,472	401,072,472	139,307,224	137,077,382
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, voting rights			one	one
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares					112,744,651
Treasury shares, shares outstanding				11,466,312	11,466,312
Ordinary shares, shares outstanding		401,072,472	401,072,472
Ordinary shares, shares issued				143,531,581
Treasury shares, shares issued			11,466,312		11,466,312
Conversion of shares	269,381,830
Class A ordinary Shares [Member] | Incentive Warrants [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	42,685,593
Incentive warrants shares			20,453,945
Incentive warrants value (in Dollars)			$ 204,539,450
Class A ordinary Shares [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued						1,777,844
Class A ordinary Shares [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Shares of public warrants	6,792,000		804,604
Public warrants amount (in Dollars)			$ 9,252,946
Class A ordinary Shares [Member] | SKGR Shareholders [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	5,852,239
Class A ordinary Shares [Member] | Employee Options [Member]
Class of Stock [Line Items]
Treasury shares, shares outstanding				7,241,956
Class B Ordinary Shares [Members]
Class of Stock [Line Items]
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued		82,988,016	82,988,016
Ordinary shares, shares outstanding		82,988,016	82,988,016
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, voting rights			20	20
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.0001
Common Stock [Member] | Class A ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued							100,000
Public warrants amount (in Dollars)		$ 8
Conversion of shares		269,381,830
Common Stock [Member] | Class B Ordinary Shares [Members]
Class of Stock [Line Items]
Ordinary shares, shares issued	82,988,016	82,988,016	82,988,016
Ordinary shares, shares outstanding		82,988,016	82,988,016
Public warrants amount (in Dollars)